UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  06/30/09

Check here if Amendment [   ];  Amendment Number:  ___
This Amendment (Check only one.):   [ ]  is a restatement
                                    [ ]  adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:             Leonetti & Associates, LLC
Address:          1130 Lake Cook Road, Suite 300
                  Buffalo Grove, IL 60089-1976


Form 13F File Number: 028-13075

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael E. Leonetti
Title:   CEO
Phone:   (847) 520-0999

Signature, Place, and Date of Signing:


Michael E. Leonetti           Buffalo Grove, IL             08/13/09
-------------------	      -----------------		    --------


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                           0
Form 13F Information Table Entry Total:                     24
Form 13F Information Table Value Total:                $95,706
(Thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                             Leonetti & Associates, LLC
                                             FORM 13F INFORMATION TABLE
                                                   AS OF 06/30/09


                        TITLE                   VALUE    SHARES/    SH/  PUT/  INVSTMT  OTHER      VOTING AUTHORITY
NAME OF ISSUER         OF CLASS     CUSIP     (X$1000)   PRN AMT    PRN  CALL  DSCRETN MANAGERS  SOLE    SHARED   NONE
-------------------   ----------    ------    --------  --------    ---  ----  ------- --------  ------  ------   ----

Agrium Inc		COM	     008916108	   810	  20300	    SH		Sole				 20300
Apple Inc		COM	     037833100	  5355	  37600	    SH		Sole				 37600
IBM Corp		COM	     459200101	  5315	  50900	    SH		Sole				 50900
Intel Corp		COM	     458140100	  1690	 102100	    SH		Sole				102100
Market Vectors
   Gold Miners		GOLD	     57060u100	  6164	 162997	    SH		Sole				162997
Midcap Spdr Tr Ut Ser 1	UNIT SER 1   595635103	  7677	  72978	    SH		Sole				 72978
Mosaic Company		COM	     61945a107	  2211	  49900	    SH		Sole				 49900
Nvidia Corp		COM	     67066g104	  1229	 108900	    SH		Sole				108900
Oil & Gas Expl
   Prod SPDR	        S&P
			  OILGAS EXP 78464A730	  5180	1 63300	    SH		Sole				163300
Petroleo Brasileiro
   Sa Petro		SPONSORED
			  ADR	     71654v408	  4205	 102600	    SH		Sole				102600
Powershares QQQ Tr	DYNAMIC
			  MKT PT     73935a104	  5894	 162000	    SH		Sole				162000
Spdr Gold Trust		GOLD SHS     78463v107	  5978	  65566	    SH		Sole				 65566
Stericycle Inc		COM	     858912108	  3762	  73000	    SH		Sole				 73000
SunTrust Banks Inc	COM	     867914103	  1811	 110100	    SH		Sole				110100
Technology SPDR		SBI INT-TECH 81369Y803	  1954	 107300	    SH		Sole				107300
Vale SA ADR		ADR	     91912e105	  1786	 101300	    SH		Sole				101300
Waste Connections Inc	COM	     941053100	  2549	  98375	    SH		Sole				 98375
Yahoo Inc		COM	     984332106	  1569	 100200	    SH		Sole				100200
Zions Bancorp		COM	     989701107	  1427	 123400	    SH		Sole				123400
iShares Brclys 1-3
   Yr Credit B		BARCLYS
   			  1-3YR CR   464288646	  1103	  10700	    SH		Sole				 10700
iShares Brclys
   Aggregate Bd Fd	BARCLYS
			  US AGG B   464287226	  6568	  64300	    SH		Sole				 64300
iShares Brclys
   TIPS Bond Fd		BARCLYS
 			  TIPS BD    464287176	  5158	  50750	    SH		Sole				 50750
iShares MSCI
   Emerging Mkts	MSCI EMERG
			  MKT	     464287234	  7876	 244380	    SH		Sole				244380
iShares Russell 2000	RUSSELL 2000 464287655	  8436	 165150	    SH		Sole				165150

REPORT SUMMARY 		  24 DATA RECORDS        95706		0	OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
